Disclosure of detailed information about exploration assets (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 1	$ 281
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 2	18,982
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 3	19,263
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 4	2
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 5	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 6	2
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 7	13
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 8	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 9	13
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 10	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 11	(772)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 12	(772)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 13	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 14	(768)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 15	(768)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 16	296
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 17	17,442
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 18	17,738
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 19	4
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 20	3
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 21	7
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 22	56
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 23	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 24	56
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 25	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 26	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 27	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 28	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 29	(1,174)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 30	(1,174)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 31	356
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 32	16,271
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Exploration Assets 33	$ 16,627